Post-retirement benefits - Additional information (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of defined benefit plans [Line Items]
Securities included in fair value of plan assets		$ 2	$ 4
Defined benefit expenses excluded form unerlying earnings		0	$ 0	$ 0
Excess of service cost over cash paid to defined contribution plans		4
Estimated contributions to defined benefit pension plans for 2022		$ 180
Defined benefit obligation weighted average expected future life time	27 years	27 years	27 years
Defined benefit obligation weighted average expected future life time at man aged 60 in 2040	28 years	28 years	28 years
Present value of defined benefit obligation
Disclosure of defined benefit plans [Line Items]
Past service cost		$ 2	$ 2
Settlements		$ 380	$ 6
Healthcare plans
Disclosure of defined benefit plans [Line Items]
Discount rate		3.10%	2.50%
Medical trend rate (%)		6.30%	6.30%
Reduction in medical trend rate (%)		4.70%	4.60%
UK
Disclosure of defined benefit plans [Line Items]
Past service cost			$ 1
Discount rate		1.90%	1.20%
FRANCE | Present value of defined benefit obligation
Disclosure of defined benefit plans [Line Items]
Settlements	€ 247	$ 294